SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
SEGMENTED INFORMATION [Text Block]

16. SEGMENTED INFORMATION

Reportable segments are consistent with the geographic regions in which the Company's projects are located. In determining the Company's segment structure, the basis on which management reviews the financial and operational performance was considered and whether any of the Company's mining operations share similar economic, operational and regulatory characteristics. The Company considers its San Albino Mine in Nicaragua, its Moss Mine in the United States and its Eagle Mountain Project in Guyana as its reportable segments. The corporate headquarters include operations in Canada and the United States and is presented for reconciliation purposes.

For the year ended December 31, 2025, and 2024, the Company's principal product was gold (99%) and silver (1%) sold to refineries (three customers) at spot market prices.

The Company's segments are summarized as follows:

	Nicaragua	USA	Guyana	Total Operating Segments	Corporate	Total
For the year ended December 31, 2025:
Revenue	126,607	21,865	-	148,472	-	148,472
Production costs	(49,885)	(15,588)	-	(65,473)	-	(65,473)
Depreciation, depletion and amortization	(7,982)	-	-	(7,982)	-	(7,982)
Gross profit	68,740	6,277	-	75,017	-	75,017
Exploration and evaluation expense	(5,110)	(201)	(4,052)	(9,363)	-	(9,363)
General and administrative expenses	-	(178)	-	(178)	(10,630)	(10,808)
Other income (expense)	73	(299)	(29)	(255)	105	(150)
Income and deferred taxes	(20,956)	-	-	(20,956)	-	(20,956)
Income for the period	42,747	5,599	(4,081)	44,265	(10,525)	33,740

Total assets	105,044	31,836	38,949	175,829	32,616	208,445
Total liabilities	(35,147)	(18,384)	(1,569)	(55,100)	(2,612)	(57,712)
Capital expenditures	9,993	7,720	189	17,902	45	17,947

	Nicaragua	USA	Guyana	Total Operating Segments	Corporate	Total
For the year ended December 31, 2024:
Revenue	92,076	-	-	92,076	-	92,076
Production costs	(38,222)	-	-	(38,222)	-	(38,222)
Depreciation, depletion and amortization	(7,469)	-	-	(7,469)	-	(7,469)
Gross profit	46,385	-	-	46,385	-	46,385
Exploration and evaluation expense	(1,948)	-	(1,315)	(3,263)	-	(3,263)
General and administrative expenses	-	-	-	-	(8,649)	(8,649)
Other income (expense)	(407)	-	(64)	(471)	(4,653)	(5,124)
Income and deferred taxes	(10,197)	-	-	(10,197)		(10,197)
Income for the period	33,833	-	(1,379)	32,454	(13,302)	19,152

Total assets	66,256	-	38,617	104,873	2,209	107,082
Total liabilities	(20,629)	-	(1,431)	(22,060)	(8,099)	(30,159)
Capital expenditures	14,997	-	20	15,017	4	15,021